Fair Value Measurements Fair Value Measurements, Recurring and Nonrecurring (Details) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 01, 2014 Fair Value, Inputs, Level 1	Mar. 01, 2014 Fair Value, Inputs, Level 2	Mar. 01, 2014 Fair Value, Inputs, Level 3	Mar. 01, 2014 Estimate of Fair Value Measurement	Mar. 01, 2014 Fair Value, Measurements, Recurring	Mar. 02, 2013 Fair Value, Measurements, Recurring	Mar. 01, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Nov. 04, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Money market funds Fair Value, Measurements, Recurring	Mar. 02, 2013 Money market funds Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Money market funds Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Money market funds Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Bankers' acceptance Fair Value, Measurements, Recurring	Mar. 02, 2013 Bankers' acceptance Fair Value, Measurements, Recurring	Mar. 01, 2014 Bankers' acceptance Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Bankers' acceptance Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Bankers' acceptance Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Bankers' acceptance Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Bankers' acceptance Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Bankers' acceptance Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Non-U.S. government promissory notes Fair Value, Measurements, Recurring	Mar. 02, 2013 Non-U.S. government promissory notes Fair Value, Measurements, Recurring	Mar. 01, 2014 Non-U.S. government promissory notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Non-U.S. government promissory notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Non-U.S. government promissory notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Non-U.S. government promissory notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Non-U.S. government promissory notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Non-U.S. government promissory notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Term deposits/certificates Fair Value, Measurements, Recurring	Mar. 02, 2013 Term deposits/certificates Fair Value, Measurements, Recurring	Mar. 01, 2014 Term deposits/certificates Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Term deposits/certificates Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Term deposits/certificates Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Term deposits/certificates Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Term deposits/certificates Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Term deposits/certificates Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Commercial Paper Fair Value, Measurements, Recurring	Mar. 02, 2013 Commercial Paper Fair Value, Measurements, Recurring	Mar. 01, 2014 Commercial Paper Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Commercial Paper Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Commercial Paper Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Commercial Paper Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Commercial Paper Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Commercial Paper Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Non-U.S. treasury bills/notes Fair Value, Measurements, Recurring	Mar. 02, 2013 Non-U.S. treasury bills/notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Non-U.S. treasury bills/notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Non-U.S. treasury bills/notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 U.S. treasury bills/notes Fair Value, Measurements, Recurring	Mar. 02, 2013 U.S. treasury bills/notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 U.S. treasury bills/notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 U.S. treasury bills/notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring	Mar. 02, 2013 U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Non-U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring	Mar. 02, 2013 Non-U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring	Mar. 01, 2014 Non-U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Non-U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Non-U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Non-U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Non-U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Non-U.S. government sponsored enterprise notes Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Corporate notes/bonds Fair Value, Measurements, Recurring	Mar. 02, 2013 Corporate notes/bonds Fair Value, Measurements, Recurring	Mar. 01, 2014 Corporate notes/bonds Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Corporate notes/bonds Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Corporate notes/bonds Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Corporate notes/bonds Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Corporate notes/bonds Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Corporate notes/bonds Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Asset-backed securities Fair Value, Measurements, Recurring	Mar. 02, 2013 Asset-backed securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Asset-backed securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Asset-backed securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Auction Rate Securities Fair Value, Measurements, Recurring	Mar. 02, 2013 Auction Rate Securities Fair Value, Measurements, Recurring	Mar. 01, 2014 Auction Rate Securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Auction Rate Securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Auction Rate Securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Auction Rate Securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Auction Rate Securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Auction Rate Securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Currency Forward Contract Fair Value, Measurements, Recurring	Mar. 02, 2013 Currency Forward Contract Fair Value, Measurements, Recurring	Mar. 01, 2014 Currency Forward Contract Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Currency Forward Contract Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Currency Forward Contract Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Currency Forward Contract Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Currency Forward Contract Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Currency Forward Contract Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Currency Option Contracts Fair Value, Measurements, Recurring	Mar. 02, 2013 Currency Option Contracts Fair Value, Measurements, Recurring	Mar. 01, 2014 Currency Option Contracts Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 02, 2013 Currency Option Contracts Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Currency Option Contracts Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 02, 2013 Currency Option Contracts Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Mar. 01, 2014 Currency Option Contracts Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 02, 2013 Currency Option Contracts Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Convertible Debt Securities Fair Value, Measurements, Recurring	Mar. 01, 2014 Convertible Debt Securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1	Mar. 01, 2014 Convertible Debt Securities Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2	Nov. 04, 2013 Licenses Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Nov. 04, 2013 Personal Property Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Nov. 04, 2013 Licenses Fair Value, Measurements, Nonrecurring	Nov. 04, 2013 Licenses Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Nov. 04, 2013 Licenses Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Nov. 04, 2013 Licenses Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Nov. 04, 2013 Personal Property Fair Value, Measurements, Nonrecurring	Nov. 04, 2013 Personal Property Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Nov. 04, 2013 Personal Property Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Nov. 04, 2013 Personal Property Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Real Estate Fair Value, Inputs, Level 1	Mar. 01, 2014 Real Estate Fair Value, Inputs, Level 2	Mar. 01, 2014 Real Estate Fair Value, Inputs, Level 3	Mar. 01, 2014 Real Estate Estimate of Fair Value Measurement	Nov. 04, 2013 Real Estate Fair Value, Measurements, Nonrecurring	Nov. 04, 2013 Real Estate Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Nov. 04, 2013 Real Estate Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Nov. 04, 2013 Real Estate Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Mar. 01, 2014 Equipment Fair Value, Inputs, Level 1	Mar. 01, 2014 Equipment Fair Value, Inputs, Level 2	Mar. 01, 2014 Equipment Fair Value, Inputs, Level 3	Mar. 01, 2014 Equipment Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities						$ 1,861	$ 2,394	$ 0	$ 5	$ 1,821	$ 2,348	$ 40	$ 41					$ 5	$ 5	$ 0	$ 0	$ 392	$ 114	$ 0	$ 0	$ 392	$ 114	$ 0	$ 0	$ 15	$ 50	$ 0	$ 0	$ 15	$ 50	$ 0	$ 0	$ 879	$ 157	$ 0	$ 0	$ 879	$ 157	$ 0	$ 0	$ 480	$ 629	$ 0	$ 0	$ 480	$ 629	$ 0	$ 0	$ 282	$ 0	$ 282	$ 0	$ 619	$ 0	$ 619	$ 0	$ 156	$ 0	$ 156	$ 0	$ 55	$ 26	$ 0	$ 0	$ 55	$ 26	$ 0	$ 0	$ 4	$ 218	$ 0	$ 0	$ 0	$ 213	$ 4	$ 5	$ 102	$ 0	$ 102	$ 0	$ 36	$ 36	$ 0	$ 0	$ 0	$ 0	$ 36	$ 36
Derivative Asset																																																																																														5	57	0	0	5	57	0	0	2	2	0	0	2	2	0	0
Indefinite-lived intangible assets																																																																																																																	226		226	0	0	226
Assets held for sale property, plant and equipment	41	0	179	15	194																																																																																																																						0	150	0	150					0	29	15	44
Property, plant and equipment														1,002	0	594	408																																																																																																	408					408	0	0	408					594	0	594	0
Assets						1,868	2,453	0	5	1,828	2,407	40	41	1,228	0	594	634
Derivative liability																																																																																														26	24	0	0	26	24	0	0	2	11	0	0	2	11	0	0	1,627	0	1,627
Liabilities						$ 1,655	$ 35	$ 0	$ 0	$ 1,655	$ 35	$ 0	$ 0